Amplify Thematic All-Stars ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Communication Services - 5.9%
Alphabet, Inc. - Class A (a)	847	$83,717
Baidu, Inc. - Class A (a)	556	9,391
Electronic Arts, Inc.	74	9,522
Meta Platforms, Inc. - Class A (a)	214	31,880
NetEase, Inc.	517	9,214
Netflix, Inc. (a)	38	13,447
ROBLOX Corp. - Class A (a)	1,053	39,182
Roku, Inc. (a)	287	16,503
Tencent Holdings Ltd.	335	16,334
		229,190
Consumer Discretionary - 12.0%
Alibaba Group Holding Ltd. (a)	830	11,393
Amazon.com, Inc. (a)	758	78,172
Aptiv PLC (a)	108	12,214
BYD Co. Ltd. - Class H	557	17,409
DraftKings, Inc. (a)	1,197	17,943
Lucid Group, Inc. (a) (b)	1,927	22,527
Meituan - Class B (a) (c)	38	842
MercadoLibre, Inc. (a)	13	15,362
NIO, Inc. - Class A (a)	791	9,254
Panasonic Holdings Corp.	963	8,886
Rivian Automotive, Inc. - Class A (a)	1,330	25,802
Tesla, Inc. (a)	1,358	235,233
XPeng, Inc. - Class A (a)	1,799	9,100
		464,137
Financials - 1.8%
Coinbase Global, Inc. - Class A (a) (b)	979	57,252
Robinhood Markets, Inc. - Class A (a)	1,110	11,555
		68,807
Health Care - 4.0%
Agilent Technologies, Inc.	82	12,470
Beam Therapeutics, Inc. (a)	215	9,342
CRISPR Therapeutics AG (a)	251	12,806
Danaher Corp.	112	29,611
Exact Sciences Corp. (a)	317	21,404
Intellia Therapeutics, Inc. (a)	319	13,538
Intuitive Surgical, Inc. (a)	102	25,060
Moderna, Inc. (a)	43	7,571
Teladoc Health, Inc. (a)	789	23,197
		154,999
Industrials - 10.6%
ABB Ltd.	1,166	40,295
AeroVironment, Inc. (a)	109	9,698
Array Technologies, Inc. (a)	1,136	25,253
Ballard Power Systems, Inc. (a)	2,728	17,807
Bloom Energy Corp. - Class A (a)	1,078	26,875
Booz Allen Hamilton Holding Corp.	77	7,287
ChargePoint Holdings, Inc. (a) (b)	768	9,324
Deere & Co.	26	10,994
Evoqua Water Technologies Corp. (a)	239	11,594
FANUC Corp.	63	11,096
Pentair PLC	251	13,900
Plug Power, Inc. (a)	3,235	55,060
Schneider Electric SE	65	10,470
Shoals Technologies Group, Inc. - Class A (a)	755	21,057
SunPower Corp. (a)	819	14,275
Sunrun, Inc. (a)	1,685	44,282
Tetra Tech, Inc.	79	12,286
Valmont Industries, Inc.	36	11,870
Vestas Wind Systems A/S	1,180	34,243
Xylem, Inc./NY	228	23,714
		411,380
Information Technology - 57.5%
Adobe, Inc. (a)	58	21,480
Advanced Micro Devices, Inc. (a)	458	34,419
Adyen NV (a) (c)	7	10,473
Akamai Technologies, Inc. (a)	372	33,089
Ambarella, Inc.(a)	133	11,949
Analog Devices, Inc.	81	13,889
Apple, Inc.	213	30,734
Autodesk, Inc. (a)	51	10,973
Badger Meter, Inc.	69	7,997
BlackBerry Ltd. (a)	2,268	9,654
Block, Inc. (a)	1,436	117,350
Broadcom, Inc.	32	18,720
Canadian Solar, Inc. (a)	349	14,682
Check Point Software Technologies Ltd. (a)	137	17,426
Cisco Systems, Inc.	1,087	52,904
Cloudflare, Inc. - Class A (a)	821	43,439
Cognex Corp.	184	10,072
Crowdstrike Holdings, Inc. - Class A (a)	452	47,867
CyberArk Software Ltd. (a)	111	15,638
Dropbox, Inc. - Class A (a)	361	8,386
Enphase Energy, Inc. (a)	611	135,263
F5, Inc. (a)	75	11,074
First Solar, Inc. (a)	717	127,339
Fortinet, Inc. (a)	905	47,368
Gen Digital, Inc.	646	14,864
HubSpot, Inc. (a)	25	8,675
Infineon Technologies AG	293	10,474
Intel Corp.	678	19,160
International Business Machines Corp.	133	17,919
Itron, Inc. (a)	278	15,977
JinkoSolar Holding Co. Ltd. - ADR (a)	203	11,445
Juniper Networks, Inc.	480	15,504
Keyence Corp.	22	10,029
Mastercard, Inc. - Class A	21	7,783
Microsoft Corp.	280	69,387
MongoDB, Inc. (a)	61	13,067
NVIDIA Corp.	1,059	206,897
NXP Semiconductors NV	108	19,905
Okta, Inc. (a)	573	42,179
ON Semiconductor Corp. (a)	502	36,872
Oracle Corp.	185	16,365
Palo Alto Networks, Inc. (a)	420	66,629
PayPal Holdings, Inc. (a)	194	15,809
PTC, Inc. (a)	61	8,228
QUALCOMM, Inc.	250	33,303
Qualys, Inc. (a)	200	23,072
Rapid7, Inc. (a)	263	10,486
Roper Technologies, Inc.	34	14,510
salesforce.com, Inc. (a)	117	19,653
Samsung SDI Co. Ltd.	57	31,698
SentinelOne, Inc. - Class A (a)	877	13,234
ServiceNow, Inc. (a)	42	19,115
Shopify, Inc. - Class A (a)	1,068	52,620
Snowflake, Inc. (a)	54	8,448
SolarEdge Technologies, Inc. (a)	426	135,949
Splunk, Inc. (a)	297	28,444
STMicroelectronics NV	274	12,829
Tenable Holdings, Inc. (a)	410	16,494
Teradyne, Inc.	92	9,356
Trend Micro, Inc./Japan (a)	204	10,024
Trimble, Inc. (a)	328	19,044
Twilio, Inc. - Class A (a)	685	40,990
UiPath, Inc. - Class A (a)	3,337	51,256
Unity Software, Inc. (a)	999	35,484
Varonis Systems, Inc. (a)	490	12,662
Visa, Inc. - Class A	38	8,748
VMware, Inc. (a)	60	7,348
Wolfspeed, Inc. (a)	133	10,242
Xinyi Solar Holdings Ltd.	13,069	16,939
Zoom Video Communications, Inc. - Class A (a)	615	46,125
Zscaler, Inc. (a)	424	52,644
		2,220,070
Materials - 3.0%
Albemarle Corp.	159	44,751
Ecolab, Inc.	164	25,392
Ganfeng Lithium Co. Ltd. - Class H (c)	1,511	13,744
Livent Corp. (a)	842	21,825
Pilbara Minerals Ltd. (a)	2,819	9,435
		115,147
Real Estate - 1.4%
American Tower Corp. (d)	57	12,733
Crown Castle, Inc. (d)	68	10,071
Digital Realty Trust, Inc. (d)	93	10,660
Equinix, Inc. (d)	28	20,668
		54,132
Utilities - 3.2%
American Water Works Co., Inc.	127	19,874
Atlantica Sustainable Infrastructure PLC	336	9,213
Encavis AG	394	7,576
Essential Utilities, Inc.	181	8,458
Iberdrola SA	1,505	17,563
Northland Power, Inc.	289	7,741
Ormat Technologies, Inc.	233	21,564
Orsted AS (c)	149	13,160
Sunnova Energy International, Inc. (a)	868	16,909
		122,058
Total Common Stocks (Cost $5,832,613)		3,839,920

PREFERRED STOCKS - 0.4%
Materials - 0.4%
Sociedad Quimica y Minera de Chile SA - Class B	156	15,123
Total Preferred Stocks (Cost $7,436)		15,123

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (e)	7,309	7,309
Total Money Market Funds (Cost $7,309)		7,309

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
First American Government Obligations Fund - Class X - 4.10% (e)	85,924	85,924
Total Investments Purchased with Proceeds from Securities Lending (Cost $85,924)		85,924
Total Investments - 102.2%
(Cost $5,933,282)		$3,948,276

Percentages are based on Net Assets of $3,862,583.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2023. Total value of the securities out on loan is $86,378 or 2.2% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $38,219 or 1.0% of net assets.

(d)	Real Estate Investment Trust.
(e)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$ 3,839,920
Preferred Stocks	15,123
Money Market Funds	7,309
Investments Purchased with Proceeds from Securities Lending	85,924
Total Level 1	3,948,276
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 3,948,276

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.